Consolidated Statements of Members' Equity - USD ($)	Total	Preferred Units [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning balance, shares at Dec. 31, 2017		41,102,500
Beginning balance at Dec. 31, 2017	$ 6,414,804,000	$ 6,659,814,000	$ 71,774,000	$ (316,784,000)
Profit interest compensation	69,648,000		69,648,000
Member distributions	(2,346,646)			(2,346,646)
Net income	9,732,868			9,732,868
Ending balance, shares at Dec. 31, 2018		41,102,500
Ending balance at Dec. 31, 2018	13,870,674	$ 6,659,814	141,422	7,069,438
Profit interest compensation	66,710		66,710
Member distributions	(9,485,329)			(9,485,329)
Net income	32,995,480			32,995,480
Ending balance, shares at Dec. 31, 2019		41,102,500
Ending balance at Dec. 31, 2019	37,447,535	$ 6,659,814	208,132	30,579,589
Member distributions	(818,000)			(818,000)
Net income	42,016,000			42,016,000
Ending balance, shares at Jun. 30, 2020		41,102,500
Ending balance at Jun. 30, 2020	78,645,000	$ 6,660,000	208,000	71,777,000
Beginning balance, shares at Dec. 31, 2019		41,102,500
Beginning balance at Dec. 31, 2019	37,447,535	$ 6,659,814	208,132	30,579,589
Profit interest compensation	144,248		144,248
Member distributions	(15,775,582)			(15,775,582)
Net income	77,516,115			77,516,115
Ending balance, shares at Dec. 31, 2020		41,102,500
Ending balance at Dec. 31, 2020	99,332,316	$ 6,659,814	352,380	92,320,122
Beginning balance, shares at Mar. 31, 2020		41,102,500
Beginning balance at Mar. 31, 2020	53,581,000	$ 6,660,000	208,000	46,713,000
Member distributions	(55,000)			(55,000)
Net income	25,119,000			25,119,000
Ending balance, shares at Jun. 30, 2020		41,102,500
Ending balance at Jun. 30, 2020	78,645,000	$ 6,660,000	208,000	71,777,000
Beginning balance, shares at Dec. 31, 2020		41,102,500
Beginning balance at Dec. 31, 2020	99,332,316	$ 6,659,814	352,380	92,320,122
Current period effects of adopting fair value option	69,435,000			69,435,000
Profit interest compensation	229,000		229,000
Member distributions	(34,028,000)			(34,028,000)
Net income	42,371,000			42,371,000
Ending balance, shares at Jun. 30, 2021		41,102,500
Ending balance at Jun. 30, 2021	177,339,000	$ 6,660,000	581,000	170,098,000
Beginning balance, shares at Mar. 31, 2021		41,102,500
Beginning balance at Mar. 31, 2021	194,115,000	$ 6,660,000	401,000	187,054,000
Current period effects of adopting fair value option	(1,817,000)			(1,817,000)
Profit interest compensation	180,000		180,000
Member distributions	(33,126,000)			(33,126,000)
Net income	17,987,000			17,987,000
Ending balance, shares at Jun. 30, 2021		41,102,500
Ending balance at Jun. 30, 2021	$ 177,339,000	$ 6,660,000	$ 581,000	$ 170,098,000